DESCRIPTION OF THE BUSINESS:	6 Months Ended
Jun. 30, 2022
DESCRIPTION OF THE BUSINESS:
DESCRIPTION OF THE BUSINESS:

NOTE 1 — DESCRIPTION OF THE BUSINESS:

ironSource Ltd. (collectively referred to with its wholly owned subsidiaries as “ironSource”, “we”, “our”, “us” or the “Company”) is a leading business platform that enables mobile content creators to prosper within the App Economy.

Since our founding in 2010, we have focused on empowering our customers to grow, engage, monetize and analyze their users to create scaled and sustainable businesses. Today, we provide core business infrastructure to mobile game and app developers and enhance telecom operators’ relationship with their users.

We are headquartered in Tel-Aviv, Israel, and have offices in various cities in North America, Europe and Asia.

On June 28, 2021, we consummated a recapitalization transaction (the “Recapitalization”) with Thoma Bravo Advantage (“TBA”), a publicly traded special purpose acquisition company, resulting in TBA becoming a wholly owned subsidiary of the Company.

On June 29, 2021, ironSource became a publicly traded corporation at the New York Stock Exchange under the symbol “IS.”

Pending Merger

On July 13, 2022, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) to merge with Unity Software Inc. (“Unity”), an industry leading platform for creating and operating interactive, real-time 3D (RT3D) content. The estimated purchase consideration is based on an exchange ratio of 0.1089 shares of Unity in exchange for shares of ironSource. The transaction, which is anticipated to close in the fourth quarter of this year, is subject to approval by ironSource and Unity shareholders, the receipt of required regulatory approvals, and other customary closing conditions. Once consummated, current Unity stockholders will own approximately 73.5% and current ironSource shareholders will own approximately 26.5% of the combined company.